Business Combinations (Details) (AeroTurbine, USD $) In Millions, unless otherwise specified	Oct. 07, 2011
AeroTurbine
Consideration:
Cash	$ 228
Debt financing	299
Total	527
Allocation of the Purchase Price
Cash	90
Flight equipment	241
Lease receivables and other assets	249
Accrued interest and other payables	(36)
Security deposits, overhaul rentals and other customer deposits	(23)
Rentals received in advance	(2)
Deferred income taxes	8
Total	527
Goodwill	$ 15.6